Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015

Cash and other compensation	18.4	20.8	17.1	4.0	4.0	4.7	22.4	24.8	21.8

Post-employment benefits	2.0	2.2	1.9				2.0	2.2	1.9

Equity-based compensation	49.9	46.2	52.9	4.8	4.6	4.4	54.7	50.8	57.3

Total	70.3	69.2	71.9	8.8	8.6	9.1	79.1	77.8	81.0

Transactions with former members of the Board of Directors
	Currency	2017	2016	2015

Prof. Dr. Brody	CHF	0	25 000	100 000

Prof. Dr. Zinkernagel	CHF	0	50 000	200 000

Dr. Krauer	CHF	60 000	60 000	60 000

Dr. Vasella	CHF	26 279	0	0
	USD	0	250 000	250 000